Reconciliation of The Differences Between Basic and Diluted EPS	12 Months Ended
Mar. 31, 2011
Reconciliation of The Differences Between Basic and Diluted EPS [Abstract]
Reconciliation of the differences between basic and diluted EPS

22.	Reconciliation of the differences between basic and diluted EPS

Reconciliation of the differences between basic and diluted EPS for the fiscal years ended March 31, 2009, 2010 and 2011 is as follows:

	Yen in millions
	Fiscal year ended March 31
	2009	2010	2011

Net loss attributable to Sony Corporation’s stockholders for basic and diluted EPS computation	(98,938)	(40,802)	(259,585)

	Thousands of shares

Weighted-average shares outstanding	1,003,499	1,003,520	1,003,559
Effect of dilutive securities:
Stock acquisition rights	—	—	—
Convertible bonds	—	—	—

Weighted-average shares for diluted EPS computation	1,003,499	1,003,520	1,003,559

	Yen

Basic EPS	(98.59)	(40.66)	(258.66)

Diluted EPS	(98.59)	(40.66)	(258.66)

Potential shares of common stock upon the exercise of stock acquisition rights and convertible bonds, which were excluded from the computation of diluted EPS for the fiscal years ended March 31, 2009, 2010 and 2011 were 13,553 thousand shares, 17,600 thousand shares and 19,383 thousand shares, respectively. All potential shares were excluded as anti-dilutive for those fiscal years ended March 31, 2009, 2010 and 2011 due to Sony incurring a net loss attributable to its stockholders for those fiscal years.